Average Annual Total Returns		12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended	203 Months Ended	228 Months Ended	263 Months Ended	306 Months Ended	312 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 30, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%		14.82%	15.40%
Performance Inception Date	Feb. 03, 2009
Patient Opportunity Trust, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return before taxes
Average Annual Return, Percent		20.03%	5.49%		10.64%	15.15%
Performance Inception Date	Feb. 03, 2009
Patient Opportunity Trust, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Average Annual Return, Percent		20.03%	4.83%		10.29%	14.91%
Performance Inception Date	Feb. 03, 2009
Patient Opportunity Trust, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of fund shares
Average Annual Return, Percent		11.86%	4.00%		8.67%	13.38%
Performance Inception Date	Feb. 03, 2009
Patient Opportunity Trust, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C
Average Annual Return, Percent		25.41%	5.93%		10.45%					7.39%
Performance Inception Date	Dec. 30, 1999
Patient Opportunity Trust, Class FI
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class FI
Average Annual Return, Percent		27.32%	6.67%		11.23%			7.71%
Performance Inception Date	Feb. 13, 2004
Patient Opportunity Trust, Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class I
Average Annual Return, Percent		27.73%	7.02%		11.59%				8.47%
Performance Inception Date	Jun. 26, 2000
Patient Opportunity Trust, Class IS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class IS
Average Annual Return, Percent		27.82%	7.09%	9.31%
Performance Inception Date	Aug. 22, 2018
Patient Opportunity Trust, Class R
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R
Average Annual Return, Percent		27.05%	6.47%		10.99%		6.85%
Performance Inception Date	Dec. 28, 2006